Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH ACCOUNT TRUST
Prospectus Date	rr_ProspectusDate	Jun. 04, 2014
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Cash Account Trust
Government & Agency Securities Portfolio
Capital Assets Funds Shares
Davidson Cash Equivalent Plus Shares
Davidson Cash Equivalent Shares

Tax‐Exempt Portfolio
Capital Assets Funds Shares
Davidson Cash Equivalent Shares
Tax‐Free Investment Class
Tax‐Exempt Cash Managed Shares

Cash Reserve Fund, Inc.
Prime Series
Cash Management Fund
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
NY Tax Free Money Fund
Investment Class
Tax Free Money Fund Investment

Investors Cash Trust
Treasury Portfolio
Institutional Shares

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds.” The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

CASH ACCOUNT TRUST | Government & Agency Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Cash Account Trust Government & Agency Securities Portfolio Capital Assets Funds Shares Davidson Cash Equivalent Plus Shares Davidson Cash Equivalent Shares

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds.” The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

CASH ACCOUNT TRUST | Tax-Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Cash Account Trust Tax‐Exempt Portfolio Capital Assets Funds Shares Davidson Cash Equivalent Shares Tax‐Free Investment Class Tax‐Exempt Cash Managed Shares

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds.” The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

CASH RESERVE FUND INC | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Cash Reserve Fund, Inc. Prime Series

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds.” The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MONEY MARKET TRUST | Cash Management Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Cash Management Fund

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds.” The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MONEY MARKET TRUST | Cash Reserves Fund Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Cash Reserves Fund Institutional

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds.” The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MONEY MARKET TRUST | Daily Assets Fund Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Daily Assets Fund Institutional

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds.” The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MONEY MARKET TRUST | NY Tax Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

NY Tax Free Money Fund Investment Class

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds.” The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MONEY MARKET TRUST | Tax Free Money Fund Investment
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Tax Free Money Fund Investment

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds.” The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

INVESTORS CASH TRUST | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Investors Cash Trust Treasury Portfolio Institutional Shares

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds.” The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”